Financial Risk Management - Summary of Debt Ratio (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Total assets	¥ 288,790	¥ 284,650
Restatement [Member]
Statement [Line Items]
Total liabilities	231,638	225,496
Total assets	¥ 288,790	¥ 284,650
Debt ratio	80.00%	79.00%